Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
New accounting pronouncements requiring implementation in future periods are discussed below.

In August 2018, the FASB issued ASU No. 2018-14, Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. This ASU amends ASC 715 to add, remove and clarify certain disclosure requirements related to defined benefit pension and other post-retirement plans. ASU No. 2018-14 is effective for fiscal years ending after December 15, 2020, with early adoption permitted. We do not expect the adoption of ASU No. 2018-14 to have any impact on our financial position, results of operations or cash flows.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU removes specific exceptions to the general principles in ASC Topic 740 related to the incremental approach for intraperiod tax allocation, accounting for basis differences for ownership changes in foreign investments and interim period income tax accounting for year-to-date losses that exceed anticipated losses. The ASU also improves financial statement preparers’ application of income tax-related guidance and simplifies GAAP for franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax and enacted changes in tax laws in interim periods. For public entities, this ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those years. Early adoption is permitted. We are currently evaluating the future impact of adoption of this standard.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of the Interbank Offered Rate Transition on Financial Reporting to provide optional relief from applying generally accepted accounting principles to contracts, hedging relationships and other transactions affected by reference rate reform. In addition, in January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848) – Scope, to clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The guidance is effective upon issuance and generally can be applied through December 31, 2022. We are currently evaluating the future impact of adoption of this standard.
In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Equity's Own Equity. This guidance simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for certain convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for us for annual reporting periods beginning after December 15, 2021 and for interim periods within those annual periods, and can be applied utilizing either a modified or full retrospective transition method. We are currently evaluating the future impact of adoption of this standard.

In September 2020, the FASB issued ASU No. 2020-09, Debt (Topic 470) Amendments to SEC Paragraphs Pursuant to SEC Release No. 33-10762, Financial Disclosures about Guarantors and Issuers of Guaranteed Securities and Affiliates Whose Securities Collateralize a Registrant's Securities. This ASU includes amendments to the financial disclosure requirements applicable to registered debt offerings that include credit enhancements, such as subsidiary guarantees. These SEC changes are intended to both improve the quality of disclosure and increase the likelihood that issuers will conduct debt offerings on a registered basis. For public entities, this ASU is effective on January 4, 2021, and voluntary compliance with the final amendments in advance will be permitted. We are currently evaluating our transition to comply with this SEC amendment.